Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (millions) ($)	Adjusted Pre-Tax Margin(5) ($)
					Total Stockholder Return (“TSR”) ($)	Peer Group TSR(4) ($)
2022	3,747,416	2,548,608	1,794,258	1,419,035	54	49	(37)	(1)%
2021	3,598,210	4,372,050	1,412,615	1,685,241	72	76	(102)	(20)%

Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (“PEO”) in fiscal years 2022 and 2021 is Barry L. Biffle.The NEOs included in the calculation of average NEO compensation in fiscal year 2022 are James G. Dempsey, Craig R. Maccubbin, Trevor J. Stedke and Jake F. Filene. The NEOs included for fiscal year 2021 are James G. Dempsey, Howard M. Diamond, Craig R. Maccubbin, and Jake F. Filene.
Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NYSE ARCA Airline Index (XAL) (the “Peer Group”).
PEO Total Compensation Amount	$ 3,747,416	$ 3,598,210
PEO Actually Paid Compensation Amount	$ 2,548,608	4,372,050
Adjustment To PEO Compensation, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.Compensation actually paid (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

Adjustments	2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for “Stock Awards” in the Summary Compensation Table for Applicable Fiscal Year	($2,299,996)	($612,501)	($2,179,744)	($721,439)
Deduction for “Option Awards” in the Summary Compensation Table for Applicable Fiscal Year	—	—	—	—
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested	1,879,153	500,429	2,136,895	618,378
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	—	—	—	—
Deduction for Awards Granted during Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(656,222)	(181,919)	527,600	115,082
Increase/deduction for Awards Granted during Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	(121,743)	(48,647)	289,089	106,521
Increase Based on Dividends or Other Earnings on Stock Awards Paid during Applicable Fiscal Year	—	—	—	9,778
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, Determined as of Prior Fiscal Year End	—	—	—	—
Increase/deduction Based on Incremental ASC 718 Fair Value of Options during Applicable Fiscal Year	—	(32,585)	—	144,306
Total Adjustments	$(1,198,808)	$(375,223)	$773,840	$272,626

Non-PEO NEO Average Total Compensation Amount	$ 1,794,258	1,412,615
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,419,035	1,685,241
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable date(s); and (ii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Adjusted pre-tax margin •Year-end Net Cash; •Total Adjusted CASM (non-GAAP); and •Adjusted Net Margin (non-GAAP).
Total Shareholder Return Amount	$ 54	72
Peer Group Total Shareholder Return Amount	49	76
Net Income (Loss)	$ (37,000,000)	$ (102,000,000)
Company Selected Measure Amount	(0.01)	(0.20)
PEO Name	Barry L. Biffle
Additional 402(v) Disclosure [Text Block]
Pay Versus Performance
Pay Versus Performance Tables
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2022 and 2021, and our financial performance for each such fiscal year:
Narrative Disclosures to Pay Versus Performance Table
The graphs below compare the CAP to our PEO and the average of the CAP to our non-PEO NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income (loss), and (iv) our Adjusted CASM (excluding fuel), in each case, for the fiscal years ended December 31, 2022 and 2021.
TSR amounts reported in the graph assume an initial fixed investment of $100 as of April 1, 2021, the date of our initial public offering, and that all dividends, if any, were reinvested.
Compensation Actually Paid and Company and Peer Group Cumulative TSR
The chart below compares the CAP to our PEO and the average of our non-PEO NEOs with our cumulative TSR and our Peer Group TSR.
During the covered years, the CAP to our PEO and non-PEO NEOs was aligned with our TSR given that our executive compensation program has a significant long-term equity component.
Compensation Actually Paid and Net Income (Loss)
The chart below compares the CAP to our PEO and the average of our non-PEO NEOs with our net income (loss).
During the covered years, the CAP to our PEO and non-PEO NEOs did not align with our net income (loss). Although we improved our net loss from 2021 to 2022, the CAP to our PEO and non-PEO NEOs was significantly affected by our TSR, which declined from 2021 to 2022.
Compensation Actually Paid and Adjusted Pre-Tax Margin
The chart below compares the CAP to our PEO and the average of our non-PEO NEOs with our Adjusted Pre-Tax Margin.
During the covered years, the CAP to our PEO and non-PEO NEOs did not align with our Adjusted Pre-Tax Margin. Although we improved our Adjusted Pre-Tax Margin from 2021 to 2022, the CAP to our PEO and non-PEO NEOs was significantly affected by our TSR, which declined from 2021 to 2022.
Financial Performance Measures
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our PEO and non-PEO NEOs for the fiscal year ended December 31, 2022:
	Our annual incentives also include operational goals that are inclusive of the following metrics: DOT Overall Completion Percentage,Technical Dispatch Reliability Percentage, DOT Mishandled Bag Rate, and Crew Dependability Percentage.For additional details regarding our most important financial performance measures, please see “Compensation Discussion and Analysis—Performance-Based Cash Incentives.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Adjusted Pre-Tax Margin is a non-GAAP measure and represents adjusted pre-tax income (loss), a non-GAAP measure, divided by revenues, a GAAP measure. Adjusted pre-tax income (loss) represents pre-tax income (loss), a GAAP measure, adjusted for special items. The sum of these non-GAAP adjustments is referred to as the "pre-tax impact." See “Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations” in our 2022 Annual Report, which accompanies this proxy statement, for a reconciliation of adjusted net income (loss) to the corresponding GAAP measure, which includes the adjusting items that comprise the pre-tax impact (pages 70-71) and the related discussion of adjusting items (pages 67-68). While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted Pre-Tax Margin is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to our performance for the most recently completed fiscal year because it is a useful indicator to compare the profitability of our business against industry peers of different sizes and derivations of pre-tax income (loss) are well-recognized performance measurements in the airline industry that are frequently used by our management, as well as by investors. Adjusted Pre-Tax Margin is not determined in accordance with GAAP, may not be comparable across all carriers, and should not be considered in isolation or as a substitute for performance measures calculated in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted pre-tax margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Year-end Net Cash
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Total Adjusted CASM (non-GAAP)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Margin (non-GAAP)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,198,808)	$ 773,840
PEO [Member] | Deduction for “Stock Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,299,996)	(2,179,744)
PEO [Member] | Deduction for “Option Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,879,153	2,136,895
PEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(656,222)	527,600
PEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(121,743)	289,089
PEO [Member] | Increase based on Dividends Paid during the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Deduction Of Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Increase Based On Incremental Fair Value Of Options During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,223)	272,626
Non-PEO NEO [Member] | Deduction for “Stock Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(612,501)	(721,439)
Non-PEO NEO [Member] | Deduction for “Option Awards” in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	500,429	618,378
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(181,919)	115,082
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(48,647)	106,521
Non-PEO NEO [Member] | Increase based on Dividends Paid during the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	9,778
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Increase Based On Incremental Fair Value Of Options During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (32,585)	$ 144,306